Filed with the U.S. Securities and Exchange Commission on October 22, 2009

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 293	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 295	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6609

Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On October 28, 2009 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 289 (“the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 26, 2009, and pursuant to Rule 485(a)(2) would become effective on October 25, 2009.

This Post-Effective Amendment No. 293 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 28, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 293 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 293 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 293 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 22nd day of October, 2009.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 293 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Michael D. LeRoy*	Trustee	October 22, 2009
Michael D. LeRoy

Donald E. O’Connor*	Trustee	October 22, 2009
Donald E. O’Connor

George J. Rebhan*	Trustee	October 22, 2009
George J. Rebhan

George T. Wofford *	Trustee	October 22, 2009
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	October 22, 2009
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	October 22, 2009
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	October 22, 2009
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		October 22, 2009
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney